IMPAIRMENT OF ASSETS - Sensitivity to changes in assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Russia
Sensitivity to changes in assumptions
Discount rate	10.10%
Discount Rate 1% increase	11.10%
Breakeven discount rate	10.10%
Reasonably possible 1% change in discount rate, amount	$ (473)
Growth rate	3.90%
Growth rate 1% decrease	2.90%
Breakeven growth rate	3.90%
Reasonably possible 1% change in average growth rate, amount	$ (250)
Combined operating margin	32.00%
Combined operating margin 1% decrease	31.00%
Breakeven average operating margin	32.00%
Reasonably possible 1% change in average operating margin, amount	$ (375)
Combined CAPEX %	26.80%
Combined CAPEX percentage 1% increase	27.80%
Breakeven average CAPEX revenue rate	26.80%
Reasonably possible 1% change in average CAPEX as percentage of revenue, amount	$ (380)
Russia | Discount rate, measurement input
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.000
Russia | Annual revenue growth rate
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0
Russia | Average operating margin
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0
Russia | Average CAPEX revenue rate
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.000
Algeria
Sensitivity to changes in assumptions
Discount rate	11.60%
Discount Rate 1% increase	12.60%
Breakeven discount rate	12.20%
Reasonably possible 1% change in discount rate, amount	$ (44)
Growth rate	3.80%
Growth rate 1% decrease	2.80%
Breakeven growth rate	2.90%
Reasonably possible 1% change in average growth rate, amount	$ (12)
Combined operating margin	40.00%
Combined operating margin 1% decrease	39.00%
Breakeven average operating margin	38.70%
Reasonably possible 1% change in average operating margin, amount	$ 19
Combined CAPEX %	15.00%
Combined CAPEX percentage 1% increase	16.00%
Breakeven average CAPEX revenue rate	16.40%
Reasonably possible 1% change in average CAPEX as percentage of revenue, amount	$ 22
Algeria | Discount rate, measurement input
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.006
Algeria | Annual revenue growth rate
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.009)
Algeria | Average operating margin
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.013)
Algeria | Average CAPEX revenue rate
Sensitivity to changes in assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.014